Intangible Assets (Details) - Schedule of individually material development projects in progress - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) - Schedule of individually material development projects in progress [Line Items]
Indefinite-lived intangible assets	$ 28,744	$ 30,477	$ 27,651
Stenoparib [Member]
Intangible Assets (Details) - Schedule of individually material development projects in progress [Line Items]
Indefinite-lived intangible assets	25,957	27,522	24,970
Dovitinib [Member]
Intangible Assets (Details) - Schedule of individually material development projects in progress [Line Items]
Indefinite-lived intangible assets	$ 2,787	$ 2,955	$ 2,681